Financial instruments - Derivative financial instruments (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Derivative financial instruments
Assets from derivative transactions			R$ 442.8	R$ 420.8
Liabilities from derivative transactions			(430.5)	(426.9)
Cash flow hedge
Derivative financial instruments
Liabilities from derivative transactions			(12.0)	(14.7)
Notional amount			67.3	87.4
Interest rate swap contract | Cash flow hedge
Derivative financial instruments
Liabilities from derivative transactions			(12.0)	(14.7)
Interest rate swap contract | Fair value hedge
Derivative financial instruments
Assets from derivative transactions			6.0	4.7
Notional amount			101.7	103.7
Senior Notes | Interest rate swap contract
Derivative financial instruments
Liabilities from derivative transactions				R$ (6.1)
Interest rate (as a percent)	5.875%			5.875%
CDI | Senior Notes | Interest rate swap contract
Derivative financial instruments
Variable spread on interest rate (as a percent)	99.10%			99.10%
Derivatives not designated as hedge | Interest rate swap contract
Derivative financial instruments
Assets from derivative transactions				R$ 4.2
Liabilities from derivative transactions			(393.3)	(385.2)
Derivatives not designated as hedge | Forward foreign currency contract
Derivative financial instruments
Assets from derivative transactions			246.0	219.9
Notional amount | $	$ 370.0	$ 370.0
Derivatives not designated as hedge | Heating oil forward contracts
Derivative financial instruments
Assets from derivative transactions			5.2	4.5
Notional amount			102.9	15.5
Derivatives not designated as hedge | Foreign currency options
Derivative financial instruments
Assets from derivative transactions			185.6	187.5
Liabilities from derivative transactions			(25.2)	R$ (27.0)
Notional amount | $	$ 544.0	569.0
Derivatives not designated as hedge | Foreign currency options
Derivative financial instruments
Liabilities from derivative transactions | $		(1.6)
Notional amount | $		25.0
Net exposure | $		25.0
Derivatives not designated as hedge | Foreign currency call spread option
Derivative financial instruments
Liabilities from derivative transactions			R$ (0.7)
Notional amount | $		$ 15.0
Derivatives not designated as hedge | LIBOR | Foreign currency call spread option
Derivative financial instruments
Variable spread on interest rate (as a percent)	2.388%			2.388%
Basis point spread period	3 months
Derivatives not designated as hedge | CDI | Foreign currency call spread option
Derivative financial instruments
Interest rate basis ( as percent )	124%